Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

The accrued expenses consisted of:

	December 31, 2021	December 31, 2022

Accrued payroll expenses	604,761	218,506
Accrued interest expense	282,724	470,694
Accrued general and administrative expenses	119,750	117,624
Accrued commissions	239,313	79,199
Other accrued expenses	456,377	870,360
Total	1,702,925	1,756,383